Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
December 31, 2022 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 99.9%
		Basic Materials - 3.3%
70,294		Celanese Corporation	$7,186,858
84,519		Eastman Chemical Company	6,883,227
58,140		PPG Industries, Inc.	7,310,524
79,666		Westlake Corporation	8,168,952
			29,549,561
		Communications - 9.5%
333,331		Alphabet, Inc. - Class A (a)	29,409,794
355,775		Cisco Systems, Inc.	16,949,121
470,416		Comcast Corporation - Class A	16,450,447
223,589		Corning, Inc.	7,141,433
39,773		F5, Inc. (a)	5,707,823
101,431		Omnicom Group, Inc.	8,273,727
			83,932,345
		Consumer, Cyclical - 14.1%
37,782		Advance Auto Parts, Inc.	5,555,087
3,223		AutoZone, Inc. (a)	7,948,498
189,399		BorgWarner, Inc.	7,623,310
33,631		Cummins, Inc.	8,148,455
57,217		Dick’s Sporting Goods, Inc.	6,882,633
41,871		Genuine Parts Company	7,265,037
87,037		Hasbro, Inc.	5,310,127
57,403		Home Depot, Inc.	18,131,312
128,889		LKQ Corporation	6,883,962
59,005		Lowe’s Companies, Inc.	11,756,156
1,574		NVR, Inc. (a)	7,260,201
83,156		PACCAR, Inc.	8,229,949
60,950		Polaris, Inc.	6,155,950
27,070		Vail Resorts, Inc.	6,452,135
22,737		Watsco, Inc.	5,670,608
51,324		Williams-Sonoma, Inc.	5,898,154
			125,171,574
		Consumer, Non-Cyclical - 26.6% (b)
119,996		AbbVie, Inc.	19,392,554
53,903		Amgen, Inc.	14,157,084
35,119		Becton Dickinson and Company	8,930,761
40,275		Cigna Corporation	13,344,719
136,307		CVS Health Corporation	12,702,449
22,821		Elevance Health, Inc.	11,706,488
35,130		FleetCor Technologies, Inc. (a)	6,452,678
64,904		Global Payments, Inc.	6,446,265
89,160		Henry Schein, Inc. (a)	7,121,209
98,914		Horizon Therapeutics plc (a)	11,256,413
33,331		ICON plc (a)	6,474,547
125,361		Johnson & Johnson	22,145,021
31,154		Laboratory Corporation of America Holdings	7,336,144
23,546		McKesson Corporation	8,832,576
100,686		PayPal Holdings, Inc. (a)	7,170,857
139,340		Philip Morris International, Inc.	14,102,601
12,096		Regeneron Pharmaceuticals, Inc. (a)	8,727,143
75,680		Robert Half International, Inc.	5,587,454
98,502		Tyson Foods, Inc. - Class A	6,131,750
24,743		United Rentals, Inc. (a)	8,794,157
40,630		UnitedHealth Group, Inc.	21,541,213
26,492		Vertex Pharmaceuticals, Inc. (a)	7,650,360
			236,004,443
		Energy - 2.7%
52,837		Cheniere Energy, Inc.	7,923,436
75,588		Chesapeake Energy Corporation	7,133,240
64,007		Diamondback Energy, Inc.	8,754,877
			23,811,553
		Financial - 4.4%
39,338		Arthur J. Gallagher & Company	7,416,787
14,817		BlackRock, Inc.	10,499,771
99,288		Brown & Brown, Inc.	5,656,437
97,626		CBRE Group, Inc. - Class A (a)	7,513,297
82,417		Intercontinental Exchange, Inc.	8,455,160
			39,541,452
		Industrial - 18.4%
80,142		3M Company	9,610,629
119,037		A.O. Smith Corporation	6,813,678
64,220		Allegion plc	6,759,797
55,086		AMETEK, Inc.	7,696,616
165,383		Coherent Corporation (a)	5,804,943
294,156		CSX Corporation	9,112,953
54,762		Eaton Corporation plc	8,594,896
69,118		Expeditors International of Washington, Inc.	7,182,743
109,082		Fortune Brands Innovations, Inc.	6,229,673
32,925		Generac Holdings, Inc. (a)	3,314,230
37,022		General Dynamics Corporation	9,185,528
139,885		Ingersoll Rand, Inc.	7,308,991
104,563		Jabil, Inc.	7,131,197
120,076		Knight-Swift Transportation Holdings, Inc.	6,293,183
24,165		Lockheed Martin Corporation	11,756,031
109,082		Masterbrand, Inc. (a)	823,569
45,134		Middleby Corporation (a)	6,043,443
79,157		Owens Corning	6,752,092
53,246		Packaging Corporation of America	6,810,696
29,392		Parker-Hannifin Corporation	8,553,072
29,814		Snap-on, Inc.	6,812,201
45,154		Trane Technologies plc	7,589,936
203,519		WestRock Company	7,155,728
			163,335,825
		Technology - 20.9%
40,670		Accenture plc - Class A	10,852,383
92,577		Activision Blizzard, Inc.	7,086,769
36,003		Adobe, Inc. (a)	12,116,090
73,372		Akamai Technologies, Inc. (a)	6,185,260
73,512		Amdocs, Ltd.	6,682,241
58,606		Analog Devices, Inc.	9,613,142
112,317		Applied Materials, Inc.	10,937,430
34,535		Broadcom, Inc.	19,309,555
118,985		Cognizant Technology Solutions Corporation - Class A	6,804,752
56,547		Electronic Arts, Inc.	6,908,913
106,047		Fidelity National Information Services, Inc.	7,195,289
86,058		Fiserv, Inc. (a)	8,697,882
24,678		KLA Corporation	9,304,346
23,252		Lam Research Corporation	9,772,816
117,265		Microchip Technology, Inc.	8,237,866
99,890		NetApp, Inc.	5,999,393
76,466		Qorvo, Inc. (a)	6,930,878
75,140		Skyworks Solutions, Inc.	6,847,508
78,321		Teradyne, Inc.	6,841,339
66,491		VMware, Inc. - Class A (a)	8,162,435
22,778		Zebra Technologies Corporation - Class A (a)	5,840,507
80,945		Zoom Video Communications, Inc. - Class A (a)	5,483,214
			185,810,008
		TOTAL COMMON STOCKS (Cost $893,220,638)	887,156,761
		TOTAL INVESTMENTS - 99.9% (Cost $893,220,638)	887,156,761
		Other Assets in Excess of Liabilities - 0.1%	599,347
		NET ASSETS - 100.0%	$887,756,108

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$887,156,761	$-	$-	$887,156,761
Total Investments in Securities	$887,156,761	$-	$-	$887,156,761
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended December 31, 2022, the Fund did not recognize any transfers to or from Level 3.